Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000191101 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191101 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000191101 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000191101 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000191101 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000191101 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000191101 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000191101 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191101 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191101 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000191101 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000051334 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051334 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051334 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051334 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051334 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000051334 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000051334 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000051334 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000051334 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051334 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000051334 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000024644 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024644 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024644 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024644 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024644 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024644 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024644 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024644 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024644 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024644 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000024644 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000024642 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024642 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024642 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024642 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024642 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024642 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024642 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024642 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024642 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024642 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000024642 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%